Non-Controlling Interest (Details) - Schedule of Non-Controlling Interest Included in the Equity and the Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries:
Equity	$ 104,394	$ 124,735	$ 109,564
Non-controlling interest	6,886	14,410	15,206
Debt instruments at FVOCI	3	1,109	(32)
Deferred tax	(1)	(299)	9
Total other comprehensive income	2	810	(23)
Comprehensive income	6,888	15,220	15,183
Subtotal
Subsidiaries:
Equity	92,117	84,201	75,115
Non-controlling interest	6,080	9,036	10,745
Debt instruments at FVOCI	3	1,109	(32)
Deferred tax	(1)	(299)	9
Total other comprehensive income	2	810	(23)
Comprehensive income	$ 6,082	$ 9,846	$ 10,722
Santander Corredora de Seguros Limitada
Subsidiaries:
Non-controlling %	0.25%	0.25%	0.25%
Equity	$ 51	$ 45	$ 201
Non-controlling interest	5	21	21
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 5	$ 21	$ 21
Santander Corredores de Bolsa Limitada
Subsidiaries:
Non-controlling %	49.00%	49.00%	49.41%
Equity	$ 29,595	$ 27,557	$ 24,725
Non-controlling interest	2,036	2,050	1,762
Debt instruments at FVOCI	3	1,109	(32)
Deferred tax	(1)	(299)	9
Total other comprehensive income	2	810	(23)
Comprehensive income	$ 2,038	$ 2,860	$ 1,739
Santander Asesorías Financieras Limitada
Subsidiaries:
Non-controlling %	0.97%	0.97%	0.97%
Equity	$ 117	$ 35	$ 561
Non-controlling interest	82	31	47
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 82	$ 31	$ 47
Santander S.A. Sociedad Securitizadora
Subsidiaries:
Non-controlling %	0.36%	0.36%	0.36%
Equity	$ 1	$ 2	$ 3
Non-controlling interest	0	(1)	(1)
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 0	$ (1)	$ (1)
Klare Corredora de Seguros S.A.
Subsidiaries:
Non-controlling %	49.90%	49.90%	49.90%
Equity	$ 0	$ (858)	$ 356
Non-controlling interest	(975)	(1,213)	(1,277)
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ (975)	$ (1,213)	$ (1,277)
Santander Consumer Chile S.A.
Subsidiaries:
Non-controlling %	49.00%	49.00%	49.00%
Equity	$ 62,353	$ 57,420	$ 49,269
Non-controlling interest	4,932	8,148	10,193
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	4,932	8,148	10,193
Subtotal
Subsidiaries:
Equity	12,277	40,534	34,449
Non-controlling interest	806	5,374	4,461
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 806	$ 5,374	$ 4,461
Santander Gestión de Recaudación y Cobranzas Limitada
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 8,986	$ 8,518	$ 6,988
Non-controlling interest	468	1,530	2,168
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 468	$ 1,530	$ 2,168
Bansa Santander S.A.
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 0	$ 28,336	$ 24,250
Non-controlling interest	727	4,087	3,239
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 727	$ 4,087	$ 3,239
Multiplica Spa
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 2,026	$ 2,529	$ 3,211
Non-controlling interest	(503)	(682)	(946)
Debt instruments at FVOCI		0	0
Deferred tax		0	0
Total other comprehensive income		0	0
Comprehensive income	$ (503)	$ (682)	$ (946)
PagoNxt Trade Chile SpA [Member]
Subsidiaries:
Non-controlling %	100.00%	100.00%
Equity	$ 1,265	$ 1,151
Non-controlling interest	114	439
Debt instruments at FVOCI	0
Deferred tax	0
Total other comprehensive income	0
Comprehensive income	$ 114	$ 439